Pension and Postretirement Benefit Plans - Future Benefit Payments (Details) - Funded $ in Millions	Dec. 31, 2017 USD ($)
Qualified and Non-qualified Pension Benefits | United States
Future Pension and Postretirement Benefit Payments
2018 Benefit Payments	$ 1,074
2019 Benefit Payments	1,090
2020 Benefit Payments	1,102
2021 Benefit Payments	1,110
2022 Benefit Payments	1,126
Next five years	5,724
Qualified and Non-qualified Pension Benefits | International Qualified and Non-qualified Pension Benefits
Future Pension and Postretirement Benefit Payments
2018 Benefit Payments	237
2019 Benefit Payments	251
2020 Benefit Payments	260
2021 Benefit Payments	278
2022 Benefit Payments	285
Next five years	1,640
Postretirement Benefits
Future Pension and Postretirement Benefit Payments
2018 Benefit Payments	139
2019 Benefit Payments	148
2020 Benefit Payments	157
2021 Benefit Payments	166
2022 Benefit Payments	174
Next five years	$ 843